The components of income tax expense (recovery) are as follows: (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Statutory income tax rate	26.60%	26.60%
Net loss before income taxes	$ (78,882,069)	$ (52,986,087)
Computed income tax recovery	(20,982,630)	(14,094,299)
Non-deductible expenses and other	10,649,360	5,314,788
Differences in foreign tax rates	(721,376)	(247,875)
Utilization of previously unrecognized tax losses	(1,051,211)	199,180
Origination and reversal of temporary differences	1,708,015	413,197
Current period loss for which no benefit is recognized	8,346,578	7,475,544
Income tax recovery	(2,051,264)	(939,465)
Current tax expense	250,955	194,222
Deferred tax recovery	$ (2,302,219)	$ (1,133,687)